Stock Compensation - Schedule of Changes in Outstanding Options (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2007
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of options, Outstanding, at beginning of fiscal year	339,701	423,118	403,118
Number of options, Granted	86,000		20,000		3,750
Number of options, Expired		(82,167)
Number of options, Exercised
Number of options, Forfeited	(5,950)	(1,250)
Number of options, Outstanding, at end of fiscal year	419,751	339,701	423,118	403,118
Number of options, Vested and expected to be vested	419,751	339,701	423,118
Number of options, Exercisable, at end of fiscal year	369,752	287,452	365,369
Range of exercise price, Outstanding, at beginning of fiscal year, Minimum	$ 8.99	$ 8.99	$ 13.20
Range of exercise price, Outstanding, at beginning of fiscal year, Maximum	$ 30.56	$ 30.56	$ 30.56
Range of exercise price, Granted	$ 4.75		$ 8.99
Range of exercise price, Expired, Minimum		$ 19.00
Range of exercise price, Expired
Range of exercise price, Expired, Maximum		$ 25.00
Range of exercise price, Exercised
Range of exercise price, Forfeited, Minimum	$ 15.60	$ 25.00
Range of exercise price, Forfeited
Range of exercise price, Forfeited, Maximum	$ 30.56	$ 30.56
Range of exercise price, Outstanding, at end of fiscal year, Minimum	$ 4.75	$ 8.99	$ 8.99	$ 13.20
Range of exercise price, Outstanding, at end of fiscal year, Maximum	$ 30.56	$ 30.56	$ 30.56	$ 30.56
Range of exercise price, Vested and expected to be vested, Minimum	$ 4.75	$ 8.99	$ 8.99
Range of exercise price, Vested and expected to be vested, Maximum	$ 30.56	$ 30.56	$ 30.56
Range of exercise price, Exercisable, at end of fiscal year, Minimum	$ 4.75	$ 8.99	$ 8.99
Range of exercise price, Exercisable, at end of fiscal year, Maximum	$ 30.56	$ 30.56	$ 30.56
Weighted average exercise price, Outstanding, at beginning of fiscal year	$ 17.66	$ 18.00	$ 18.44
Weighted average exercise price, Granted	$ 4.75		$ 8.99
Weighted average exercise price, Expired		$ 19.22
Weighted average exercise price, Exercised
Weighted average exercise price, Forfeited	$ 21.26	$ 29.45
Weighted average exercise price, Outstanding, at end of fiscal year	$ 14.96	$ 17.66	$ 18.00	$ 18.44
Weighted average exercise price, Vested and expected to be vested	$ 14.96	$ 17.66	$ 18.00
Weighted average exercise price, Exercisable, at end of fiscal year	$ 13.41	$ 16.06	$ 16.90
Weighted average remaining contractual term, Outstanding, at beginning of fiscal year	4 years 3 months 11 days	3 years 11 months 16 days	4 years 4 days	4 years 9 months 11 days
Weighted average remaining contractual term, Outstanding, at end of fiscal year	4 years 3 months 11 days	3 years 11 months 16 days	4 years 4 days	4 years 9 months 11 days
Weighted average remaining contractual term, Vested and expected to be vested	4 years 3 months 11 days	3 years 11 months 16 days	4 years 4 days
Weighted average remaining contractual term, Exercisable, at end of fiscal year	4 years 7 months 6 days	4 years 2 months 1 day	3 years 11 months 9 days
Aggregate intrinsic value, Outstanding, at beginning of fiscal year
Aggregate intrinsic value, Outstanding, at end of fiscal year
Aggregate intrinsic value, Vested and expected to be vested